Consolidated Statements of Profit and Loss - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Continuing Operations
Net revenue	€ 5,098,691	€ 4,486,724	€ 4,318,073
Cost of sales	(2,757,459)	(2,437,164)	(2,166,062)
Gross Margin	2,341,232	2,049,560	2,152,011
Research and Development	(276,018)	(240,661)	(288,320)
Selling, General and Administration expenses	(942,821)	(814,775)	(860,348)
Operating Expenses	(1,218,839)	(1,055,436)	(1,148,668)
Profit/(loss) of equity accounted investees with similar activity to that of the Group	8,972
Operating Result	1,131,365	994,124	1,003,343
Finance income	114,197	13,995	9,678
Finance costs	(342,965)	(293,273)	(263,344)
Change in fair value of financial instruments	1,326		(3,752)
Impairment of financial assets at amortized cost	(37,666)	30,280	(18,844)
Exchange differences	(9,616)	(8,246)	(11,472)
Finance result	(274,724)	(257,244)	(287,734)
Share of losses of equity accounted investees	(39,538)	(11,038)	(19,887)
Profit before income tax from continuing operations	817,103	725,842	695,722
Income tax expense	(168,459)	(131,436)	(34,408)
Profit after income tax from continuing operations	648,644	594,406	661,314
Consolidated profit for the year	648,644	594,406	661,314
Profit attributable to the Parent	625,146	596,642	662,700
Loss attributable to non-controlling interest	€ 23,498	€ (2,236)	€ (1,386)
Basic earnings per share (Euros)	€ 0.91	€ 0.87	€ 0.97
Diluted earnings per share (Euros)	€ 0.91	€ 0.87	€ 0.97